CONVERTIBLE BONDS (Details)			1 Months Ended
	Jun. 10, 2011 CNY (¥)	Jun. 10, 2011 USD ($)	Oct. 31, 2013 CNY (¥)	Oct. 31, 2013 USD ($)	Oct. 09, 2013 shares	Jul. 10, 2013	Jun. 10, 2013 USD ($) $ / shares	Jun. 10, 2011 USD ($)
Convertible Promissory Note | Class A Preferred Shares
Modification of CB
Number of convertible bonds converted to shares | shares					10,427,373
Convertible Bonds ("CB")
Long-term borrowing
Interest rate (as a percent)	8.00%							8.00%
Principal amount	¥ 227,155,436							$ 35,000,000
Conversion
Effective conversion price | $ / shares							$ 3.89
Modification of CB
Payment for redemption of convertible bonds							$ 17,000,000
Unpaid CB							$ 18,000,000
Extended maturity term of debt						1 month	1 month
Deemed contribution			¥ 16,750,848	$ 2,717,000
Deemed distribution			¥ 21,124,835	$ 3,448,215
Convertible Bonds ("CB") | Convertible Bonds New Issues
Long-term borrowing
Proceeds from issuance of convertible promissory notes	¥ 181,603,636	$ 28,000,000